Summit Global Investments Global Low Volatility Fund (formerly Scotia Dynamic U.S. Growth Fund)
Summit Global Investments Global Low Volatility Fund (formerly Scotia Dynamic U.S. Growth Fund)

THE RBB FUND, INC. (the “Company”)

Summit Global Investments Global Low Volatility Fund

(formerly, Scotia Dynamic U.S. Growth Fund) (the “Fund”)

Class I (DWUGX)

Class II (DWUHX)

Institutional Class (DWUIX)

Supplement dated March 24, 2017

to the Prospectus and Statement of Additional Information (“SAI”) each dated

December 31, 2016, as supplemented on January 3, 2017

A special meeting of shareholders (the “Special Meeting”) of the Fund was scheduled for February 28, 2017. So that additional proxy votes could be tabulated, the Special Meeting was adjourned to March 24, 2017. As of that date, shareholders approved the new investment advisory agreement (the “New Advisory Agreement”) between the Company and Summit Global Investments, LLC (“Summit”), pursuant to which Summit now serves as the investment adviser to the Fund.

The Fund paid 0.65% of its average daily net assets to Summit under an interim investment advisory agreement, and under the New Advisory Agreement will pay 0.70%.

All references within the Prospectus and SAI to the management fees payable to Summit are hereby amended to reflect the management fees payable under the New Advisory Agreement.

The sections of the Prospectus entitled “Fees and Expenses of the Fund” and the “Expense Example” are hereby amended and restated in their entirety as shown below, taking into effect the terms of the New Advisory Agreement.

Fees and Expenses of the Fund:
This table describes the fees and expenses that you may pay if you buy and hold Fund shares.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Summit Global Investments Global Low Volatility Fund (formerly Scotia Dynamic U.S. Growth Fund)	Institutional	Class I	Class II
Redemption Fee (as a percentage of amounts redeemed or exchanged within 60 days of purchase)	2.00%	2.00%	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Summit Global Investments Global Low Volatility Fund (formerly Scotia Dynamic U.S. Growth Fund)		Institutional	Class I	Class II
Management Fees	[1]	0.70%	0.70%	0.70%
Shareholder Servicing Fee		none	0.10%	0.25%
Other Expenses		0.38%	0.38%	0.38%
Total Annual Fund Operating Expenses		1.08%	1.18%	1.33%
Less Fee Waivers and/or Expense Reimbursements	[2]	(0.34%)	(0.34%)	(0.34%)
Total Annual Fund Operating Expenses after Fee Waivers and/or Expense Reimbursements		0.74%	0.84%	0.99%
[1]	Prior to March 24, 2017, the management fee was 0.65%.
[2]	Summit Global Investments, LLC (the "Adviser"), the Fund's investment adviser, has contractually agreed to waive fees and reimburse expenses to the extent that Total Annual Fund Operating Expenses (excluding taxes, extraordinary expenses, brokerage commissions and interest) exceed 0.74% for Institutional Shares, 0.84% for Class I Shares and 0.99% for Class II Shares until December 31, 2017. Prior to such date, this contractual agreement may only be terminated by the Fund's Board of Directors. If it becomes unnecessary for the Adviser to waive fees or make reimbursements, the Adviser may recapture any of its prior waivers or reimbursements for a period not to exceed three years from the date on which the waiver or reimbursement was made to the extent that such a recapture does not cause the Total Annual Fund Operating Expenses (excluding taxes, extraordinary expenses, brokerage commissions and interest) to exceed the applicable expense limitation that was in effect at the time of the waiver or reimbursement.

Example:

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $1,000,000 in Institutional Shares of the Fund, $25,000 in Class I Shares of the Fund and $10,000 in Class II Shares of the Fund (the minimum initial investment for Class II Shares is $2,000) for the time periods indicated and that you sell your shares at the end of those periods. The example also assumes that each year your investment has a 5% return and Fund operating expenses remain the same. Although your actual costs and returns might be different, your approximate costs of investing $1,000,000 in Institutional Shares of the Fund, $25,000 in Class I Shares of the Fund and $10,000 in Class II Shares of the Fund would be:

Expense Example - Summit Global Investments Global Low Volatility Fund (formerly Scotia Dynamic U.S. Growth Fund) - USD ($)	1 Year	3 Years	5 Years	10 Years
Institutional	7,558	30,969	56,252	128,659
Class I	214	853	1,541	3,504
Class II	101	388	696	1,572

* * * * * Please retain this supplement for your reference